Unaudited Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2025
General and administrative costs	$ 1,011,804	$ 175,476	$ 1,206,332	$ 383,373	$ 173,185	$ 909,063
Net loss	(1,011,804)	(175,476)	(1,206,332)	(383,373)	(173,185)	(909,063)
Other income:
Interest earned on Bank Account	4	187	19	411	394	672
Interest earned on cash and marketable securities held in Trust Account	2,174,571	2,544,350	4,323,947	4,940,148	2,281,141	9,819,897
Unrealized gain on cash and marketable securities held in Trust Account		(2,048)		25,679	107,198
Total other income, net	2,174,575	2,542,489	4,323,966	4,966,238	2,388,733	9,820,569
Net income	$ 1,162,771	$ 2,367,013	$ 3,117,634	$ 4,582,865	$ 2,215,548	$ 8,911,506
Class A Redeemable Ordinary Shares
Other income:
Basic weighted average shares outstanding (in Shares)	23,000,000	23,000,000	23,000,000	23,000,000	8,291,845	23,000,000
Diluted weighted average shares outstanding (in Shares)	23,000,000	23,000,000	23,000,000	23,000,000	8,291,845	23,000,000
Basic net income per ordinary share (in Dollars per share)	$ 0.04	$ 0.08	$ 0.11	$ 0.16	$ 0.16	$ 0.31
Diluted net income per ordinary share (in Dollars per share)	$ 0.04	$ 0.08	$ 0.11	$ 0.16	$ 0.16	$ 0.31
Class B Non-Redeemable Ordinary Shares
Other income:
Basic weighted average shares outstanding (in Shares)	5,750,000	5,750,000	5,750,000	5,750,000	5,270,386	5,750,000
Diluted weighted average shares outstanding (in Shares)	5,750,000	5,750,000	5,750,000	5,750,000	5,296,137	5,750,000
Basic net income per ordinary share (in Dollars per share)	$ 0.04	$ 0.08	$ 0.11	$ 0.16	$ 0.16	$ 0.31
Diluted net income per ordinary share (in Dollars per share)	$ 0.04	$ 0.08	$ 0.11	$ 0.16	$ 0.16	$ 0.31